Federated Arizona Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

SUPPLEMENT TO PROSPECTUS DATED February 28, 2010

A special meeting of the shareholders of Federated Arizona Municipal Cash Trust (the “Fund”), a portfolio of Money Market Obligations Trust (the “Trust”), will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 2:00 p.m. (Eastern time), on February 23, 2011, for the following purposes:

1. To approve or disapprove a Plan of Liquidation for the Fund pursuant to which the Fund would be liquidated and dissolved, and its assets distributed pro rata to the shareholders of the Fund, in complete liquidation and termination of the Fund.

The Board of Trustees has fixed the close of business on January 5, 2011, as the record date for determination of shareholders entitled to vote at the Special Meeting. Only shareholders of record at the close of business on that date will be entitled to vote.

January 14, 2011

Federated Arizona Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450809 (1/11)

Federated Maryland Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SUPPLEMENT TO PROSPECTUS DATED February 28, 2010

A special meeting of the shareholders of Federated Maryland Municipal Cash Trust (the “Fund”), a portfolio of Money Market Obligations Trust (the “Trust”), will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 2:00 p.m. (Eastern time), on February 23, 2011, for the following purposes:

1. To approve or disapprove a Plan of Liquidation for the Fund pursuant to which the Fund would be liquidated and dissolved, and its assets distributed pro rata to the shareholders of the Fund, in complete liquidation and termination of the Fund.

The Board of Trustees has fixed the close of business on January 5, 2011, as the record date for determination of shareholders entitled to vote at the Special Meeting. Only shareholders of record at the close of business on that date will be entitled to vote.

January 14, 2011

Federated Maryland Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450810 (1/11)